UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                               --------------------------------

Check here if Amendment / /; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):  / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Harber Asset Management, LLC
         ------------------------------------------------------
         666 Fifth Avenue
         ------------------------------------------------------
         37th Floor
         ------------------------------------------------------
         New York, NY 10103
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Form 13F File Number:  28-   12251
                             --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harold W. Berry III
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Title:    Managing Member
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Phone:    (212) 808-7430
          -------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Harold W. Berry III         New York, NY           February 13, 2009
-----------------------------  -----------------------  ------------------------
         [Signature]               [City, State]                [Date]


/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number        Name

   28-        06273            Graham Partners, L.P.
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FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        1
                                          -----------------------------------

Form 13F Information Table Entry Total:                   62
                                          -----------------------------------

Form 13F Information Table Value Total:                 43,683
                                          -----------------------------------
                                                     (thousands)



List of Other Included Managers:  NONE

                                                      FORM 13F INFORMATION TABLE

         COLUMN 1          COLUMN 2   COLUMN 3   COLUMN 4              COLUMN 5       COLUMN 6     COLUMN 7      COLUMN 8
-------------------------  --------   ---------  ---------  ----------------------- -------------  -------- ----------------------
                            TITLE                 VALUE        SHRS OR   SH/   PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
     NAME OF ISSUER        OF CLASS     CUSIP    (x$1000)      PRN AMT   PRN   CALL  DISCRETION    MANAGERS SOLE SHARED    NONE
-------------------------  --------   ---------  --------   ----------   ---- ----- -------------  -------- ---- ------ ----------

8x8 INC NEW                COM        282914100      225      471,000    SH         Shared-Defined    1                   471,000
ACTEL CORP                 COM        004934105    1,644      140,300    SH         Shared-Defined    1                   140,300
ACTIVIDENTITY              PUT        00504W950    2,238      125,000    PUT        Shared-Defined    1                   125,000
ATMI INC                   COM        00207R101      540       35,000    SH         Shared-Defined    1                    35,000
BLACKBOARD INC BBBB
  07/01/27 3.25%           NOTE       091935AA4    1,206    1,500,000    SH         Shared-Defined    1                 1,500,000
CHECK POINT SOFTWARE
  TECH LT                  ORD        M22465104      380       20,000    SH         Shared-Defined    1                    20,000
CIENA CORP CIEN
  .250000% 05/01/2013      NOTE       171779AB7      613    1,250,000    SH         Shared-Defined    1                  1,250,000
CISCO SYS INC              COM        17275R102    1,434       88,000    SH         Shared-Defined    1                    88,000
CLEARONE COMMUNICATIONS
  INC                      COM        185060100      469      119,333    SH         Shared-Defined    1                   119,333
CLICKSOFTWARE
  TECHNOLOGIES L           ORD        M25082104       37       20,000    SH         Shared-Defined    1                    20,000
COGENT COM GROUP INC       COM NEW    19239V302    1,469      225,000    SH         Shared-Defined    1                   225,000
CORNING INC                COM        219350105    1,144      120,000    SH         Shared-Defined    1                   120,000
COVENTRY HEALTH CARE INC   COM        222862104      856       57,500    SH         Shared-Defined    1                    57,500
CROWN HOLDINGS INC         COM        228368106      576       30,000    SH         Shared-Defined    1                    30,000
CYBERSOURCE CORP           COM        23251J106      480       40,000    SH         Shared-Defined    1                    40,000
DIODES INC                 COM        254543AA9      548       90,500    SH         Shared-Defined    1                    90,500
DIODES INC DIOD
  @ 2.25% 10/01/2026       NOTE       254543AA9      889    1,500,000    SH         Shared-Defined    1                 1,500,000
DOMINO'S PIZZA INC         COM        25754A201    2,753    1,450,988    SH         Shared-Defined    1                 1,450,988
EASYLINK SERVICES INTL     CL A       277858106       79       58,750    SH         Shared-Defined    1                    58,750
GLAXOSMITHKLINE PLC        SPONS ADR  37733N105      559       15,000    SH         Shared-Defined    1                    15,000
GOOGLE INC                 CL A       38259P508      377        1,225    SH         Shared-Defined    1                     1,225
HOME DEPOT INC             COM        437076102      817       35,500    SH         Shared-Defined    1                    35,500
IKANOS COMMUNICATIONS      COM        45173E105       21       16,424    SH         Shared-Defined    1                    16,424
INTEL CORP                 COM        458140100      953       65,000    SH         Shared-Defined    1                    65,000
INTERSIL CORP              CL A       460695109      698       76,000    SH         Shared-Defined    1                    76,000
INTUIT                     COM        461202103    1,071       45,000    SH         Shared-Defined    1                    45,000
JUNIPER NETWORKS INC       COM        48203R904      700       40,000    SH         Shared-Defined    1                    40,000
LAWSON SOFTWARE INC LWSN
  4/2012 2.5%              NOTE       52078PAAO    1,171    1,500,000    SH         Shared-Defined    1                 1,500,000
LIONBRIDGE TECHNOLOGIES
  INC                      COM        536252109      250      200,000    SH         Shared-Defined    1                   200,000
MASTERCARD INC             CL A       57636Q104    1,001        7,000    SH         Shared-Defined    1                     7,000
MAXTOR CORP STX
  04/30/2010 6.800000%     NOTE       577729ACO      457      500,000    SH         Shared-Defined    1                   500,000
MELLANOX TECHNOLOGIES LTD  SHS        M51363113    1,041      132,500    SH         Shared-Defined    1                   132,500
MICROSOFT CORP             COM        594918104    1,555       80,000    SH         Shared-Defined    1                    80,000
MICROTUNE INC DEL          COM        59514P109      377      185,000    SH         Shared-Defined    1                   185,000
MIPS TECHNOLOGIES INC      COM        604567107    1,110    1,000,000    SH         Shared-Defined    1                 1,000,000
MKS INSTRUMENT INC         COM        55306N104      740       50,000    SH         Shared-Defined    1                    50,000
MKTG INC                   COM        60688K108      226      156,649    SH         Shared-Defined    1                   156,649
MONOLITHIC PWER SYS INC    COM        609839105      252       20,000    SH         Shared-Defined    1                    20,000
NET SERVICOS DE
  COMUNICACO               SPON ADR   64109T201      873      150,000    SH         Shared-Defined    1                   150,000
NETWORK APPLIANCE INC      COM        64120L104      405       29,000    SH         Shared-Defined    1                    29,000
NII HLDGS INC              CL B NEW   62913F201      364       20,000    SH         Shared-Defined    1                    20,000
NUVEEN FLTNG RTC
   INCM OPP FD             COM SHS    6706EN100      604      100,000    SH         Shared-Defined    1                   100,000
O2MICRO
  INTERNATIONAL LTD        SPON ADR   67107W100      196      100,000    SH         Shared-Defined    1                   100,000
PAYCHEX INC                COM        704326107      460       17,500    SH         Shared-Defined    1                    17,500
PEGASYSTEMS INC            COM        705573103      247       20,000    SH         Shared-Defined    1                    20,000
PERMA-FIX
  ENVIRONMENTAL SVCS       COM        714157104      125      100,000    SH         Shared-Defined    1                   100,000
PHOENIX TECHNOGY LTD       COM         71903M10      525      150,000    SH         Shared-Defined    1                   150,000
RENT A CTR INC NEW         COM        76009N100      600       34,000    SH         Shared-Defined    1                    34,000
SALARYCOM                  COM        794006106      219      100,000    SH         Shared-Defined    1                   100,000
SELECTICA IN               COM        816288104      233      277,594    SH         Shared-Defined    1                   277,594
SKECHERS USA INC           CL A       830566105      897       70,000    SH         Shared-Defined    1                    70,000
SONICWALL INC              COM        835470105    1,373      345,000    SH         Shared-Defined    1                   345,000
SOUNDBITE
  COMMUNICATIONS INC       COM        836091108      163      125,000    SH         Shared-Defined    1                   125,000
SPSS INC SPSS
  03/15/2012 2.500000%     NOTE       78462KAB8    1,162    1,500,000    SH         Shared-Defined    1                 1,500,000
STAR BUFFET INC            COM        855086104      153       74,853    SH         Shared-Defined    1                    74,853
TERADYNE INC               COM        880770102      633      150,000    SH         Shared-Defined    1                   150,000
TESSERA TECHNOLOGIES INC   COM        88164L100      950       80,000    SH         Shared-Defined    1                    80,000
TEXAS INSTRS               COM        882508104      389       25,000    SH         Shared-Defined    1                    25,000
VERISIGN INC               COM        92343E102      878       46,000    SH         Shared-Defined    1                    46,000
VIRTUSA GROUP              COM        92827P102      846      150,000    SHSH       Shared-Defined    1                   150,000
VISA INC                   COM CLA    92826C839      918       17,500    SH         Shared-Defined    1                    17,500
VISHAY INTERTECHNOLOGY INC COM        928298108      685      200,300    SH         Shared-Defined    1                   200,300

